PRESIDENT'S MESSAGE

                                                               December 1996

Dear Shareholder:

    We are very pleased to present you with the annual report for the Republic New York Tax Free Money Market Fund for the period ending October 31, 1996. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the Fund for the period ending October 31, 1996 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez
                                      George O. Martinez
                                      President

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
ANNUAL REPORT -- OCTOBER 31, 1996

TABLE OF CONTENTS
                                                                   PAGE

President's Message ...........................................      1
Letter to Shareholders from Investment Adviser ................      3
Statement of Net Assets .......................................      4
Statement of Operations .......................................      9
Statements of Changes in Net Assets ...........................     10
Financial Highlights ..........................................     11
Notes to Financial Statements .................................     13
Report of KPMG Peat Marwick LLP, Independent Auditors .........     16

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1996

DEAR SHAREHOLDER:

    We are pleased to present you with the annual report for the Republic New York Tax-Free Money Market Fund for the fiscal year ended October 31, 1996.

    The Republic New York Tax-Free Money Market Fund returned 3.04% (Class C Shares) for the fiscal year ended October 31, 1996, compared to 2.94% for the Lipper NY Money Market Fund Average. For the period since inception (November 17, 1994), the Fund virtually matched the average for comparable funds tracked by Lipper Analytical Services, returning 3.24% for Class C Shares versus 3.25% annualized.

    Uncertainty regarding the direction of interest rates prevailed through much of the fiscal year, which began with signs of a softening U.S. economy and anticipation of further interest rate cuts by the Federal Reserve. By February, the initial bullish view on interest rates changed as the picture of the U.S. economy began to blur. Speculation arose that the economy was growing too strongly and that an interest rate hike was imminent to stave off inflationary pressures. Concerns began to subside near the fiscal year-end with the release of economic data depicting an economy in a moderate and more sustainable growth trend.

    The Fund maintained a neutral average maturity structure near the fiscal year-end, positioning itself to take advantage of an improved supply and demand environment for higher yielding securities at the end of the calendar year. In addition, the Fund recently decreased its Floating Rate Demand Note position in favor of less volatile commercial paper. As of October 31, 1996, the Fund's portfolio consisted of 41% Floating Rate Demand Notes, 24% Tax Exempt Commercial Paper, 34% Fixed Rate Notes and 1% cash and cash equivalents. The Fund's average maturity as of October 31, 1996, was 49 days. The Fund's annualized compounded 7-day yield through October 31 was 2.97% (Class C).

    Audited financial statements and portfolio holdings as of October 31, 1996 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

    Lipper NY Money Market Fund Average: an average of all the money market funds in the Lipper New York universe.

    The performance data quoted represents past performance and is not an indication of future results.

    An investment in the fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

    The performance set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In the absence of fee waivers the 7 day yield figures would have been 2.87%.

    The composition of the portfolio is subject to change.

REPUBLIC NEW-YORK TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1996

                                                                                           MOODY'S/
PRINCIPAL                                                                                   S&P(b)          VALUE
 AMOUNT                      DESCRIPTION                          RATE       MATURITY     (UNAUDITED)      (NOTE 2)
 ------                      -----------                          ----       --------     -----------      --------

            NEW YORK TAX FREE BONDS, NOTES AND COMMERCIAL PAPER -- 99.4%(A)
            NEW YORK TAX FREE MUNICIPAL NOTES -- 33.5%(a)
$1,000,000  Brentwood, New York, RANS, Union Free School
              District ....................................      4.250%    12/20/96        NR/NR          $ 1,000,656
 1,500,000  Bryam Hills, New York Central School District,
              TANS ........................................      4.000%    2/28/97         NR/NR            1,501,667
 1,000,000  Erie County, New York, RANS, LOC - Union Bank
              of Switzerland ..............................      4.250%    14/17/97       MIGI/NR           1,002,867
 1,000,000  Great Neck, New York Union Free School
              District, TANS, General Obligation ..........      4.250%    6/30/97        MIGI/NR           1,002,244
   826,000  Hempstead Town, New York, BANS ................      4.000%    2/28/97         NR/NR              826,234
 1,000,000  Hempstead Town, New York, BANS ................      4.250%    10/30/97        NR/NR            1,004,318
   800,000  Hicksville, New York Free School District,
              TANS, General Obligations ...................      4.250%    6/26/97         NR/NR              801,444
 2,000,000  Lansing, New York, BANS, General Obligation,
              AMT .........................................      3.900%    12/27/96        NR/NR            2,000,446
 1,150,000  Monroe County, New York, General Obligation,
              MBIA Insurance ..............................      6.000%     3/1/97        Aaa/AAA           1,158,743
   500,000  Monroe County, New York, BANS .................      4.500%     6/6/97         NR/NR              502,436
   745,000  Municipal Assistance Corp., New York, Revenue,
              Series D. AMBAC .............................      4.000%     7/1/97        Aaa/AAA             745,930
 1,000,000  Nassau County, New York, BANS, General
              Obligation, Series C ........................      4.000%    11/15/96      MIGI/Sp1           1,000,149
   600,000  Nassau County, New York, RANS, General
              Obligation, Series A ........................      3.500%     3/5/97        NR/Sp1              599,154
 1,000,000  Nassau County, New York, BANS, General
              Obligation, Series C ........................      4.500%    3/14/97       MIGI/Sp1           1,002,487
 1,000,000  New Rochelle, New York, City School District,
              BANS ........................................      4.100%    1/15/97         NR/NR            1,000,803
 2,000,000  New York, New York, TANS, General Obligation         4.500%    2/12/97       MIGI/Sp1+          2,004,173
 2,462,000  Niagara County, New York, BANS, General
              Obligation ..................................      4.250%    12/6/96         NR/NR            2,463,246
 1,500,000  North Hemstead, New York, BANS, General
              Obligation ..................................      4.000%    1/30/97         NR/NR            1,502,142
 2,000,000  North Hemstead, New York, BANS, General
              Obligation ..................................      4.125%    11/1/96         NR/NR            2,000,000
 1,000,000  Riverhead, New York, Central School District,
              BANS ........................................      4.000%    12/6/96         NR/NR            1,000,373
 1,000,000  Roslyn, New York Free School District, BANS ...      4.250%    1/14/97         NR/NR            1,001,335
 2,000,000  Suffolk County, New York, General Obligation,
              BAN .........................................      4.000%     1/2/97        MIGI/NR           2,000,705
   420,000  Triborough Bridge & Tunnel Authority, New York
              Convention Center Project, Revenue, Series E,
              LOC - Morgan Guaranty Trust .................      6.700%     7/1/97        Aa1/AAA             427,767
                                                                                                          -----------
                                                                                                           27,549,319
                                                                                                          -----------

            NEW YORK TAX FREE COMMERCIAL PAPER -- 24.0%(a)
 2,000,000  Municipal Assistance Corp. ....................      3.500%    12/17/96       P1/A1+            2,000,000
 1,000,000  Municipal Assistance Corp. ....................      3.500%    12/19/96       P1/A1+            1,000,000
 3,500,000  New York City Water Authority .................      3.600%    1/16/97        P1/A1+            3,500,000
   500,000  New York State Dormitory Authority, Revenue,
              Memorial Sloan Kettering, Series A, LOC -
              Chemical Manhattan ..........................      3.550%    2/24/97       VMIGI/A1             500,000
 1,000,000  New York State Dormitory Authority, Revenue,
              Memorial Sloan Kettering, Series D, LOC -
              Chemical Manhattan ..........................      3.550%    12/12/96      VMIGI/A1           1,000,000
 1,400,000  New York State Environmental Facilities Corp.,
              Solid Waste Disposal, Revenue, General
              Electric Co. project ........................      3.450%    12/19/96       P1/A1+            1,400,000
 2,000,000  New York State Environmental Solid Waste
              Disposal, Revenue, General Electric Co.
              project, Series A, AMT ......................      3.500%    12/19/96       P1/A1+            2,000,000
   500,000  New York State Power Authority ................      3.450%    12/9/96         P1/A1              500,000
 1,080,000  New York State Power Authority ................      3.600%    12/5/96         P1/A1            1,080,000
 2,500,000  Niagara County of New York Industrial
              Development Agency, Solid Waste Disposal,
              Revenue, American Refinery Fuel Company, AMT       3.750%    12/18/96      VMIGI/A1           2,500,000
 1,005,000  Port Authority of New York & New Jersey, LOC -
              Morgan Guaranty Trust, AMT ..................      3.500%    12/18/96      VMIGI/A1           1,005,000
 1,000,000  Port Authority of New York & New Jersey, AMT         3.500%    12/19/96       P1/A1+            1,000,000
 2,300,000  Puerto Rico Government ........................      3.350%    11/7/96        NR/A1+            2,300,000
                                                                                                          -----------
                                                                                                           19,785,000
                                                                                                          -----------

            VARIABLE RATE DEMAND NOTES -- 41.1%(a)(c)
   100,000 Duchess County, New York, Industrial
              Development Agency, Laerdal Medical Corp.
              project, Revenue, LOC - Bank of New York, AMT      3.750%     8/1/15        MIG1/NR             100,000
 3,200,000  Metropolitan Transportation Authority, New
              York, Commuter Facilities, Revenue, LOC -
              Morgan Guaranty Trust & Bank of Tokyo -
              Mitsubishi LTD. .............................      3.500%     7/1/21       VMIGI/A1           3,200,000
   500,000  New York City Housing Development, 5th Ave
              project, Revenue, Series A, LOC - Bankers
              Trust .......................................      3.300%     1/1/16       VMIGI/NR             500,000
 2,700,000  New York City Housing Development, East 17th
              Street project, Revenue, LOC - Chemical Bank       3.600%     1/1/23        NR/A1+            2,700,000
 1,200,000  New York City Housing Development, Mortgage,
              Revenue, East 96th Street Project, LOC - Bank
              of Tokyo - Mitsubishi LTD. ..................      3.350%     8/1/15       VMIGI/NR           1,200,000
 1,000,000  New York City Industrial Development Agency,
              Revenue, LOC - FSA, AMT .....................      3.850%    11/1/15        Aaa/AAA           1,000,000
   100,000  New York City Municipal Water Finance
              Authority, Water & Sewer System, Revenue,
              Series C, LOC - FGIC Insurance ..............      3.550%    6/15/22       VMIGI/A1+            100,000
   900,000  New York City Municipal Water Finance
              Authority, Water & Sewr System, Revenue,
              Series A, LOC - FGIC Insurance ..............      3.650%    6/15/25       VMIGI/A1+            900,000
 1,100,000  New York City Municipal Water & Sewer System,
              Revenue, Series C, LOC - FGIC Insurance .....      3.550%    6/15/23       VMIGI/A1+          1,100,000
 2,400,000  New York State Dormitory Authority, Cornell
              Univ., Revenue, Series B, LOC - Morgan
              Guarantee Trust .............................      3.450%     7/1/25       VMIGI/A1+          2,400,000
 1,200,000  New York State Dormitory Authority,
              Metropolitan Museum of Art, Revenue, Series
              B, LOC - MBIA Surety BD .....................      3.450%     7/1/23       VMIGI/A1+          1,200,000
 1,800,000  New York State Dormitory Authority, Oxford
              University Press Inc., Revenue, LOC -
              Landesbank Hessen ...........................      3.550%     7/1/23       VMIGI/NR           1,800,000
 2,100,000  New York State Energy Research and Development
              Authority, Pollution Control, Revenue, LOC -
              Canadian Imperial Bank ......................      3.600%    12/1/25         P1/NR            2,100,000
   300,000  New York State Energy Research & Development
              Authority, Pollution Control, Revenue LOC -
              Union Bank of Switzerland ...................      3.500%    10/1/29       VMIGI/A1+            300,000
 3,000,000  New York State Housing Finance Agency, Revenue,
              Normandie Court Project, LOC - Landesbank
              Hessen ......................................      3.500%     5/1/15       VMIGI/A1+          3,000,000
 1,000,000  New York State Local Government Assistance
              Corp., Revenue, Series C, LOC - Landesbank
              Hessen ......................................      3.450%     4/1/25       VMIGI/A1+          1,000,000
 1,000,000  New York State Local Government Assistance
              Corp., Revenue, Series G, LOC - National
              Westminster .................................      3.400%     4/1/25       VMIGI/A1+          1,000,000
 2,100,000  New York, New York, Industrial Development
              Agency, Civil Facilities, Revenue, LOC -
              Swiss Bank, NY ..............................      3.450%    12/1/14        NR/A1+            2,100,000
 1,500,000  New York, New York, City TR Cultural Resources,
              Revenue, LOC - Swiss Bank ...................      3.450%    12/1/15       VMIGI/A1+          1,500,000
   800,000  New York, New York, General Obligation, LOC -
              Union Bank of Switzerland ...................      3.650%    8/15/23       VMIGI/A1+            800,000
   100,000  New York, New York, General Obligation, LOC -
              Union Bank of Switzerland ...................      3.650%    8/15/22       VMIGI/A1+            100,000
 1,900,000  New York, New York, General Obligation, LOC -
              State Street B&T of New York ................      3.650%     8/1/22       VMIGI/A1+          1,900,000
   100,000  New York, New York, General Obligation, LOC -
              Morgan Guaranty Trust .......................      3.650%    8/15/19       VMIGI/A1+            100,000
 1,700,000  New York, New York, General Obligation, Series
              B, LOC - MBIA Insurance .....................      3.500%    8/15/05       VMIGI/A1+          1,700,000
 1,200,000  Niagara Falls, New York Bridge Commission,
              Revenue, Series A, LOC - FGIC Insurance .....      3.400%    10/1/19       VMIGI/A1           1,200,000
   825,000  Westchester County, New York, Industrial
              Development Agency, Elba Enterprise project,
              Revenue, LOC - Chemical Bank ................      3.350%    12/1/01        Aa3/NR              825,000
                                                                                                          -----------
                                                                                                           33,825,000
                                                                                                          -----------

            OTHER MUNICIPAL -- 0.8%(a)
            MUTUAL FUNDS
   651,000  Dreyfus NY Tax Free Money Market Fund (Cost $651,000) ..................................      $   651,000
TOTAL INVESTMENTS AT AMORTIZED COST(d) .............................................................       81,810,319
CASH ...............................................................................................           27,371
INTEREST RECEIVABLE ................................................................................          760,213
DEFERRED ORGANIZATION EXPENSES (NOTE 2) ............................................................           19,248
DIVIDENDS PAYABLE ..................................................................................         (204,270)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 3) ........................................................          (24,079)
DISTRIBUTION EXPENSES PAYABLE (NOTE 3) .............................................................          (36,119)
LIABILITIES LESS OTHER ASSETS ......................................................................          (44,979)
                                                                                                          -----------
NET ASSETS .........................................................................................      $82,307,704
                                                                                                          ===========
Represented by:
Paid-in capital ....................................................................................      $82,307,704
                                                                                                          -----------
NET ASSETS:
  Class C -- Applicable to 78,593,998 shares of beneficial interest outstanding
             (unlimited number of shares authorized) ...............................................      $78,593,998
  Class Y -- Applicable to 3,713,706 shares of beneficial interest outstanding
             (unlimited number of shares authorized) ...............................................        3,713,706
                                                                                                          -----------
Net Assets .........................................................................................      $82,307,704
                                                                                                          ===========
Net Asset Value, Offering Price and Redemption Price Per Share .....................................            $1.00
                                                                                                                =====

(a) Percentages indicated are based on net assets of $82,307,704, which correspond to a net asset value per common share of $1.00.
(b) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 1996 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 1996. These ratings are unaudited.
(c) Represents a variable rate demand note. Interest rate disclosed represents current rate at 10/31/96.
(d) The aggregate identified cost on a tax basis is the same.

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Interest on security is subject to Federal Alternative Minimum Tax
BANs  -- Bond Anticipation Notes
FGIC  -- Federal Guaranty Insurance Corporation
FSA   -- Financial Security Assurance Holding
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association
RANs  -- Revenue Anticipation Notes
TANs  -- Tax Anticipation Notes

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME:
Investment income (Note 2) .............................       $2,436,782

EXPENSES:
  Investment advisory fees (Note 3) .....      $104,179
  Administrative services fees (Note 3) .       104,179
  Distribution fees (Class C) (Note 3) ..        24,377
  Transfer agent fees ...................        19,655
  Fund accounting fees ..................        26,528
  Audit fees ............................        19,501
  Legal Fees ............................        19,794
  Reports to shareholders ...............        26,493
  Custodian fees and expenses ...........        45,906
  Registration fees .....................         1,798
  Trustees' fees (Note 3) ...............         5,920
  Insurance expense .....................        12,054
  Other expenses ........................        26,550
                                               --------
      Total expenses before voluntary fee
        waivers .........................       436,934
  Voluntary fee waivers (Note 3) ........       (66,922)
                                               --------
  Net expenses .........................................          370,012
                                                               ----------
NET INVESTMENT INCOME ..................................        2,066,770
                                                               ----------
REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investments ...................           (5,393)
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...       $2,061,377
                                                               ==========

                    See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                            NOVEMBER 17, 1994
                                                              (COMMENCEMENT
                                           YEAR ENDED        OF OPERATIONS)
                                        OCTOBER 31, 1996   TO OCTOBER 31, 1995
                                        -----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ................     $ 2,066,770          $ 1,773,793
Net realized loss on investments .....          (5,393)             (13,869)
                                           -----------          -----------
Net increase in net assets resulting
  from operations ....................       2,061,377            1,759,924
                                           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class C Shares .....................      (2,008,480)          (1,759,924)
  Class Y Shares .....................         (52,897)               --
                                           -----------          -----------
      Total Dividends to Shareholders       (2,061,377)          (1,759,924)
                                           -----------          -----------
Capital Transactions:
Capital share transactions at net asset
  value of $1.00 per share:
  Proceeds from sales of shares ......     315,094,256          191,998,598
  Net asset value of shares issued in
    connection with reinvestment of
    distributions ....................       1,757,502            1,046,922
  Cost of shares redeemed ............    (287,196,531)        (140,393,043)
                                           -----------          -----------
Net increase in net assets from
capital share transactions ...........      29,655,227           52,652,477
                                           -----------          -----------
TOTAL INCREASE IN NET ASSETS .........      29,655,227           52,652,477

NET ASSETS:
  Beginning of period ................      52,652,477                    0
                                           -----------          -----------
  End of period (including
    undistributed net investment
    income of $0 and $13,869,
    respectively) ....................     $82,307,704          $52,652,477
                                           ===========          ===========

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
                                                      PERIOD ENDED OCTOBER 31,
                                                      ------------------------
                                                         1996       1995 (a)
                                                      ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............   $  1.00      $  1.00
                                                       -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ............................     0.030        0.033
                                                       -------      -------
  Total from investment operations .................     0.030        0.033
                                                       -------      -------
LESS DIVIDENDS:
  Investment income ................................    (0.030)      (0.033)
                                                       -------      -------
  Total distributions ..............................    (0.030)      (0.033)
                                                       -------      -------
  Net asset value, end of period ...................   $  1.00      $  1.00
                                                       =======      =======

TOTAL RETURN .......................................     3.04%        3.31%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (in 000's) ..........   $78,594      $52,652
  Ratio of expenses to average net assets ..........     0.54%        0.41%(b)
  Ratio of net investment income to average net
    assets .........................................     2.97%        3.45%(b)
  Ratio of expenses to average net assets* .........     0.63%        0.65%(b)
  Ratio of net investment income to average net
    assets* ........................................     2.88%        3.20%(b)

----------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from November 17, 1994 (commencement of operations) to October 31, 1995.

(b) Annualized.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y SHARES
                                                                  PERIOD ENDED
                                                                  OCTOBER 31,
                                                                    1996 (a)
                                                                  ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................    $  1.00
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................................      0.010
                                                                    -------
  Total from investment operations .............................      0.010
                                                                    -------
LESS DIVIDENDS:
  Investment income ............................................     (0.010)
                                                                    -------
  Total distributions ..........................................     (0.010)
                                                                    -------
  Net asset value, end of period ...............................    $  1.00
                                                                    =======

TOTAL RETURN ...................................................      1.03%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (in 000's) ......................     $3,714
  Ratio of expenses to average net assets ......................      0.35%(b)
  Ratio of net investment income to average net assets .........      3.12%(b)
  Ratio of expenses to average net assets* .....................      0.45%(b)
  Ratio of net investment income to average net assets* ........      3.02%(b)

----------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from July 1, 1996 (date of initial offering) to October 31, 1996.

(b) Annualized.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION: Republic New York Tax-Free Money Market Fund (the "Fund") is a separate non-diversified series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different investment objectives and policies. The financial statements for the other six funds are presented separately. The Fund's investment objective is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, diversified management investment company. The Declaration of Trust permits the Trustees to create additional portfolios.

        The Fund is authorized to issue two classes of no par shares, Class C Shares, and as of July 1, 1996, Class Y Shares (Advisor Class). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The trust retained Republic National Bank of New York (formerly Republic Asset Management Corporation) ("Republic") as Investment Adviser ("Adviser"). For the period November 1, 1995 through September 30, 1996, the trust retained Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor"). Effective October 1, 1996 BISYS Fund Services, Inc. became the Fund's Administrator, Distributor and Sponsor.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
    Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    EXPENSE ALLOCATION:
    The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's seven portfolios are allocated in proportion to the net asset levels of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and plans to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form.

    Repurchase agreements are considered to be loans by the Fund under the Act.

3.  RELATED PARTY TRANSACTIONS:
    ADVISORY FEES:
    The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.15% of average daily net assets. During the year ended October 31, 1996, the advisory fee was $104,179, of which $32,202 was voluntarily waived.

    ADMINISTRATION:
    The Fund retained Signature, then BISYS, to serve as Administrator, Distributor, and Sponsor. Signature and BISYS provided management and administrative services necessary for the operation of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers. For these services, Signature and BISYS received from the Fund a fee, payable monthly, at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets; 0.12% of the next $100 million of such assets; 0.09% of the next $300 million of such assets; and 0.07% of such assets in excess of $500 million. During the year ended October 31, 1996, the administrative services fee was $104,179, of which $34,720 was voluntarily waived.

    RULE 12B-1 PLAN EXPENSES:
    The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Class C Shares. During the year ended October 31, 1996, the Fund reimbursed Signature and BISYS for distribution expenses of $24,377.

    SHAREHOLDER SERVICING EXPENSES:
    The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan will not exceed 0.20% per annum of the Fund's average daily net assets attributable to Class C Shares. During the year ended October 31, 1996, shareholder servicing fees were $19,655.

    TRUSTEES' FEES:
    The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $5,920 for the year ended October 31, 1996.

4.  CAPITAL SHARE TRANSACTIONS:
    Transactions in shares of beneficial interest for the Fund were as follows:

                                        CLASS C SHARES         CLASS Y SHARES
                                          YEAR ENDED            PERIOD ENDED
                                       OCTOBER 31, 1996      OCTOBER 31, 1996(a)
                                       ----------------      -------------------
    Shares issued .................      292,716,687             22,377,569
    Shares reinvested .............        1,757,502                 --
    Redeemed ......................     (268,532,668)           (18,663,863)
                                        ------------            -----------
        Net increase ..............       25,941,521              3,713,706
                                        ============            ===========

    (a) For the period from July 1, 1996 (date of initial offering) to October 31, 1996.

5. CONCENTRATION OF CREDIT. The Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FEDERAL TAX STATUS -- FISCAL YEAR 1996 DISTRIBUTION (UNAUDITED). All dividends paid by the Fund were paid out as short-term capital gain dividends or net investment income dividends. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

    We have audited the accompanying statement of net assets of Republic New York Tax-Free Money Market Fund (the "Fund"), a portfolio of Republic Funds, as of October 31, 1996 and the related statements of operations, and changes in net assets for the period then ended and the financial highlights for the year then ended for the Class C shares and for the period from July 1, 1996 (date of initial offering) to October 31, 1996 for Class Y shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from November 17, 1994 (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic New York Tax-Free Money Market Fund at October 31, 1996, the results of its operations and changes in its net assets for the year then ended and financial highlights for the periods indicated in the first paragraph above in conformity with generally accepted accounting principles.

                                             KPMG Peat Marwick LLP

Boston, Massachusetts
December 6, 1996

--------
REPUBLIC
NEW YORK TAX-FREE
MONEY MARKET
             FUND

INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


[graphic omitted]


--------

REPUBLIC

NEW YORK TAX-FREE

MONEY MARKET

             FUND



     ANNUAL REPORT
   OCTOBER 31, 1996